Offerings - Offering: 1	Jun. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,238,066
Proposed Maximum Offering Price per Unit	273.03
Maximum Aggregate Offering Price	$ 884,089,159.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,092.71
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement also registers an indeterminate number of shares of common stock, par value $0.001 per share of TD SYNNEX Corporation which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices for the Registrant's common stock, as reported on The New York Stock Exchange on June 26, 2026. Represents the shares of common stock of the Registrant issuable upon exercise of a warrant held by Amazon.com NV Investment Holdings LLC that will be offered for resale by the selling stockholder pursuant to the prospectus supplement to which this exhibit is attached. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-278517) filed with the Securities and Exchange Commission on April 5, 2024 (the "Registration Statement). Calculated in accordance with Rule 457(r), this "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.